Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 33,878	$ 14,139	$ 15,872
Other comprehensive income (loss):
Unrealized holding gains (loss) on available for sale securities	13,336	(709)	987
Tax effect	(2,800)	149	(375)
Pension liability adjustment	(2,797)	646	1,129
Tax effect	587	(136)	(329)
Total other comprehensive income (loss)	8,326	(50)	1,412
Comprehensive income	$ 42,204	$ 14,089	$ 17,284